SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2017
SEGMENT INFORMATION [abstract]
Schedule of segment financial information
	E&P			Trading business			Corporate			Eliminations			Consolidated

	2015	2016	2017	2015	2016	2017	2015	2016	2017	2015	2016	2017	2015	2016	2017

External revenue	137,243	114,935	142,429	33,777	30,986	43,618	417	569	343	-	-	-	171,437	146,490	186,390
Intersegment revenue*	12,339	10,676	14,737	(12,339)	(10,676)	(14,737)	85	113	84	(85)	(113)	(84)	-	-	-

Total revenue	149,582	125,611	157,166	21,438	20,310	28,881	502	682	427	(85)	(113)	(84)	171,437	146,490	186,390

Segment profit/(loss) for the year	15,695	(346)	23,863	879	656	808	6,048	30,701	6,391	(2,376)	(30,374)	(6,385)	20,246	637	24,677

Amounts included in the measure of segment profit or loss
Operating expenses	(28,372)	(23,220)	(24,282)	-	-	-	-	-	-	-	9	-	(28,372)	(23,211)	(24,282)
Taxes other than income tax	(10,748)	(6,901)	(7,169)	7	-	-	(29)	(40)	(41)	-	-	-	(10,770)	(6,941)	(7,210)
Exploration expenses	(9,973)	(7,393)	(6,896)	-	-	-	-	-	-	73	34	15	(9,900)	(7,359)	(6,881)
Depreciation, depletion and amortization	(72,665)	(68,333)	(60,834)	(324)	(144)	(67)	(509)	(470)	(423)	59	40	67	(73,439)	(68,907)	(61,257)
Impairment and provision	(2,690)	(12,180)	(9,161)	(56)	9	-	-	-	31	-	-	-	(2,746)	(12,171)	(9,130)
Selling and administrative expenses	(3,644)	(4,920)	(4,966)	(340)	(296)	(269)	(1,733)	(1,307)	(1,654)	12	30	28	(5,705)	(6,493)	(6,861)
Interest income	147	217	315	-	1	-	1,028	1,805	1,571	(302)	(1,122)	(1,233)	873	901	653
Finance costs	(3,407)	(3,384)	(3,274)	(1)	(1)	(1)	(3,369)	(4,183)	(3,011)	659	1,322	1,242	(6,118)	(6,246)	(5,044)
Share of profits/(losses) of associates and a joint venture	(117)	(63)	(88)	-	-	-	2,020	(13)	943	-	-	-	1,903	(76)	855
Income tax (expense)/credit	44	3,811	(11,236)	(8)	(24)	(3)	3,080	2,125	(441)	-	-	-	3,116	5,912	(11,680)

Other segment information
Investments in associates and a joint venture	800	737	655	-	-	-	27,613	29,258	28,491	-	-	-	28,413	29,995	29,146
Others	532,765	497,413	457,780	3,336	1,898	3,588	344,037	342,810	340,329	(244,189)	(234,435)	(213,624)	635,949	607,686	588,073

Segment assets	533,565	498,150	458,435	3,336	1,898	3,588	371,650	372,068	368,820	(244,189)	(234,435)	(213,624)	664,362	637,681	617,219

Segment liabilities	(364,056)	(331,339)	(301,167)	(2,243)	(947)	(2,375)	(145,475)	(138,352)	(124,794)	233,453	215,328	191,092	(278,321)	(255,310)	(237,244)

Capital expenditure	66,122	49,122	52,790	11	-	-	386	395	421	-	-	-	66,519	49,517	53,211

Schedule of geographical areas
	PRC			Canada			Others			Consolidated

	2015	2016	2017	2015	2016	2017	2015	2016	2017	2015	2016	2017

Property, plant and equipment	193,359	174,853	162,027	105,383	103,173	95,552	155,399	154,439	138,289	454,141	432,465	395,868
Investments in associates and a joint venture	3,499	3,451	3,680	816	-	-	24,098	26,544	25,466	28,413	29,995	29,146
Other non-current assets	7,087	6,593	8,502	694	731	605	47	98	141	7,828	7,422	9,248